NOTE 5 - RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 5 – RELATED PARTY TRANSACTIONS

Included in short term loans payable is an amount due to a shareholder and director of the Company for the amount of $56,289 (See Note 10) and $9,856 (See Note 10) due to another director and officer of the Company and in accrued liabilities – other is an amount of $11,241 due to directors and officers of the Company as at March 31, 2013. Other receivables include an amount of $6,850 due from a director and officer of the Company as at March 31, 2013.

Transactions with related parties are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.